Non-operating (expenses) / income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Income and Expenses [Abstract]
Interest income	$ 191	$ 8	$ 15
Interest expense	(72)	(37)	(113)
Foreign exchange (loss) / gain	(353)	258	(23)
Non-operating (expenses) / income, net	$ (234)	$ 229	$ (121)